Statements of Consolidated Income Statements of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 631,034		$ 441,860		$ 462,485
Foreign currency translation adjustments	(7,403)		(65,632)		25,131
Net actuarial losses and prior service costs arising during period	(6,192)	[1]	(36,415)	[1]	(1,335)	[1]
Less: amortization of net actuarial losses and prior service costs included in Net pension costs	10,973	[2]	13,045	[2]	14,862	[2]
Employee benefit plans	4,781		(23,370)		13,527
Unrealized holding gains (losses) arising during period	123	[3]	(623)	[3]	476	[3]
Less: reclassification adjustments for (gains) losses included in net income	(12)	[4]	68	[4]		[4]
Unrealized net gains (losses) on avaialable-for-sale securities	111		(555)		476
Other comprehensive (loss) income	(2,511)		(89,557)		39,134
Comprehensive income	$ 628,523		$ 352,303		$ 501,619

[1]	Net of taxes of $2,846, $25,504 and $369, in 2012, 2011 and 2010, respectively.
[2]	Net of taxes of $(13,350), $(8,183) and $(9,317), in 2012, 2011 and 2010, respectively.
[3]	Net of taxes of $(77), $256 and $(183), in 2012, 2011 and 2010, respectively.
[4]	Net of taxes of $7 and $(42) in 2012 and 2011, respectively.